ACCOUNTS RECEIVABLE (Schedule Of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable	$ 5,219	$ 8,828
Allowance of doubtful accounts	(2,635)	(2,730)
Accounts receivable, net	$ 2,584	$ 6,098